Schedule of Investments
September 30, 2021 (unaudited)
AmericaFirst Large Cap Share Buyback Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 99.07%

Agriculture Production - Drops - 1.94%
Corteva, Inc.	2,345	98,678

Biological Products (No Diagnostic Substances) - 3.61%
Amgen, Inc.	457	97,181
Biogen, Inc. (2)	304	86,029

		183,210

Cable & Other Pay Television Services - 1.81%
Charter Communications, Inc. - Class A (2)	126	91,673

Canned, Fruits, Veg & Preserves, Jams & Jellies - 1.97%
The J.M. Smucker Co.	834	100,105

Carpets and Rugs - 1.82%
Mohawk Industries, Inc. (2)	521	92,425

Computer & Office Equipment - 1.87%
HP, Inc.	3,467	94,857

Computer Communications Equipment - 1.93%
Juniper Networks, Inc.	3,558	97,916

Electronic Computers - 1.89%
Apple, Inc.	679	96,079

Engines & Turbines - 1.93%
Cummins, Inc.	437	98,133

Finance Services - 1.99%
Synchrony Financial	2,072	101,279

Fire, Marine & Casualty Insurance - 2.23%
Berkshire Hathaway, Inc. Class B (2)	415	113,270

Investment Advice - 1.97%
Ameriprise Financial, Inc.	378	99,837

Laboratory Analytical Instruments - 1.79%
Mettler-Toledo International, Inc. (2)	66	90,906

Life Insurance - 2.03%
Lincoln National Corp.	1,502	103,263

National Commercial Banks - 6.35%
Capital One Financial Corp.	621	100,583
Comerica, Inc.	1,395	112,298
KeyCorp	5,074	109,700

		322,581

Operative Builders - 1.89%
NVR, Inc. (2)	20	95,882

Opthalmic Goods - 1.86%
The Cooper Cos., Inc.	229	94,648

Optical Instruments & Lenses - 2.00%
KLA Corp.	303	101,357

Personal Credit Institutions - 1.94%
Discover Financial Services	804	98,771

Plastic Material, Synth Resin/Rubber, Cellulos (No Glass) - 3.75%
Celanese Corp. Class A	650	97,916
Sealed Air Corp.	1,689	92,540

		190,456

Railroad, Line-Haul Operating - 1.96%
Kansas City Southern	367	99,325

Retail-Auto & Home Supply Stores - 4.33%
Advance Auto Parts, Inc.	508	106,116
AutoZone, Inc. (2)	67	113,765

		219,881

Retail - Catalog & Mail-Order Houses - 1.84%
CDW Corp.	514	93,558

Retail-Grocery Stores - 1.78%
Koninklijke Ahold Delhaize NV ADR	1	33
The Kroger Co.	2,240	90,563

		90,596

Retail-Lumber & Other Building Materials Dealers - 2.02%
Lowe's Cos., Inc.	506	102,647

Retail-Radio Tv & Consumer Electronics Stores - 1.84%
Best Buy Co., Inc.	885	93,553

Retail-Variety Stores - 2.15%
Dollar Tree, Inc. (2)	1,139	109,025

Search, Detection, Navigation, Guidance, Aeronautical Sys - 1.99%
Northrop Grumman Corp.	280	100,842

Security Brokers, Dealers & Flotation Companies - 1.85%
The Goldman Sachs Group, Inc.	249	94,130

Semiconductors & Related Devices - 2.00%
Intel Corp.	1,907	101,605

Services-Business Services, Nec - 3.81%
eBay, Inc.	1,344	93,636
Global Payments, Inc.	634	99,906

		193,542

Services-Computer Programming, Data Processing, Etc. - 1.90%
Alphabet, Inc. Class A (2)	36	96,247

Services-General Medical & Surgical Hospitals, Nec - 3.75%
HCA Healthcare, Inc.	408	99,030
Universal Health Services, Inc.	662	91,601

		190,631

Services-Help Supply Services - 1.97%
Robert Half International, Inc.	997	100,029

Services-Management Services - 2.00%
Gartner, Inc. (2)	334	101,496

Services-Misc Health & Allied Services, NEC - 1.80%
DaVita, Inc. (2)	788	91,613

Services-Prepackaged Software - 1.99%
Oracle Corp.	1,157	100,809

Ship & Boat Building & Repairing - 1.99%
General Dynamics Corp.	515	100,955

Special Industry Machinery, Nec - 1.91%
Lam Research Corp.	170	96,756

State Commercial Banks - 2.22%
Fifth Third Bancorp	2,653	112,593

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 1.70%
Nucor Corp.	877	86,376

Wholesale-Groceries & Related Products - 1.87%
Domino's Pizza, Inc.	199	94,915

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 1.94%
LKQ Corp. (2)	1,957	98,476

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 1.89%
Hologic, Inc. (2)	1,303	96,174

Total Common Stock	(Cost $ 4,919,604)	5,031,100

Money Market Registered Investment Companies - 1.30%

Federated Hermes Institutional Prime Obligations Fund - Institutional Class, 0.02% (5)	65,884	65,910

Total Money Market Registered Investment Companies	(Cost $ 65,910)	65,910

Total Investments - 100.37%	(Cost $ 4,985,514)	5,097,010

Liabilities in Excess Of Other Assets - -.37%		(18,672)

Total Net Assets - 100.00%		5,078,338

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$5,097,010	$-
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$5,097,010	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2021.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2021.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.